================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-09583

                          UBS Eucalyptus Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                              New York, NY  10171
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                            Chicago, Illinois  60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code: (312) 525-5000

                     Date of fiscal year end:  December 31

                    Date of reporting period:  June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                          UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                          UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital                         1
Statement of Operations                                                       2
Statements of Changes in Members' Capital                                     3
Statement of Cash Flows                                                       4
Financial Highlights                                                          6
Notes to Financial Statements                                                 7
Schedule of Portfolio Investments                                            22

                                                     UBS EUCALYPTUS FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

ASSETS

Investments in securities, at fair
  value (cost $161,141,732)                                        $184,642,650
Cash and cash equivalents                                             3,498,456
Due from broker                                                      52,354,362
Investments sold, not settled                                        13,961,157
Collateral deposited with broker on swaps                             4,387,199
Dividends receivable                                                    130,783
Unrealized appreciation on swaps                                        124,603
Interest receivable                                                     103,841
Other assets                                                             38,997
-------------------------------------------------------------------------------

TOTAL ASSETS                                                        259,242,048
-------------------------------------------------------------------------------
LIABILITIES

Securities sold, not yet purchased, at fair value
(proceeds of sales $54,510,640)                                      58,035,177
Unrealized depreciation on swaps                                        125,722
Options written, at fair value
 (premiums $1,016,069)                                                  672,412
Foreign cash due to custodian (cost $1,443,974)                       1,447,229
Due to broker                                                        53,092,326
Investments purchased, not settled                                      818,784
Withdrawals payable                                                     542,201
Management Fee payable                                                  143,462
Interest payable                                                        134,018
Professional fees payable                                               125,130
Custody fee payable                                                      28,570
Administration fee payable                                               24,191
Dividends payable                                                        24,127
Other liabilities                                                        44,914
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   115,258,263
-------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $143,983,785
-------------------------------------------------------------------------------

MEMBER'S CAPITAL

Represented by:
Net capital contributions                                          $123,668,121
Accumulated net unrealized appreciation
/(depreciation) on investments in securities,
securities sold, not yet purchased, written
options and swaps                                                    20,315,664
-------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $143,983,785
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $247,164)             $ 1,320,443
Interest                                                               314,757
Other income                                                            10,993
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                              1,646,193
--------------------------------------------------------------------------------

EXPENSES

Management Fee                                                         848,386
Dividends on securities sold, not yet purchased                        649,274
Margin interest                                                        519,093
Stock loan fee expense                                                 215,916
Professional fees                                                      142,740
Administration fee                                                      73,730
Custody fee                                                             32,141
Directors' fees                                                         19,664
Printing, insurance and other expenses                                  68,502
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                       2,569,446
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   (923,253)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
  Investments in securities                                         12,564,955
  Securities sold, not yet purchased                                (4,013,807)
  Swaps                                                             (3,361,016)
  Written options                                                      697,982
  Foreign currency transactions                                       (168,849)
Net change in unrealized appreciation/depreciation on:
  Investments in securities                                         12,087,783
  Securities sold, not yet purchased                                    67,450
  Swaps                                                              1,225,173
  Written options                                                      (96,451)
  Foreign currency translations                                        (14,356)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS              18,988,864
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           $18,065,611
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011
                                                                     (UNAUDITED)

                                                                 ADVISER                MEMBERS           TOTAL
---------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2010                            $   241,566             $144,124,144     $144,365,710

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                       (3,963)             (2,366,001)       (2,369,964)
 Net realized gain/(loss) from investments
  in securities, securities sold, not yet purchased,
  swaps, written options and foreign currency
  transactions                                                      48,440               25,134,266       25,182,706
 Net change in unrealized appreciation/
  depreciation on investments in securities,
  securities sold, not yet purchased,
  swaps, written options and foreign
  currency translation                                             (15,593)              (7,252,830)      (7,268,423)
Incentive Allocation                                             3,103,087               (3,103,087)               -
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS'
 CAPITAL DERIVED FROM OPERATIONS                                 3,131,971               12,412,348        15,544,319
---------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' withdrawals                                (3,103,087)             (19,079,255)     (22,182,342)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS'
 CAPITAL DERIVED FROM CAPITAL
 TRANSACTIONS                                                   (3,103,087)             (19,079,255)     (22,182,342)
---------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                          $   270,450             $137,457,237     $137,727,687
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                       (3,350)                (919,903)        (923,253)
 Net realized gain/(loss) from investments
  in securities, securities sold, not yet
  purchased, swaps, written options
  and foreign currency transactions                                 17,586                5,701,679        5,719,265
 Net change in unrealized appreciation
  /depreciation on investments in securities,
  securities sold, not yet purchased, swaps,
  written options and foreign currency
  translations                                                      25,368               13,244,231       13,269,599
Incentive Allocation                                             3,605,201              (3,605,201)                -
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS'
 CAPITAL DERIVED FROM OPERATIONS                                 3,644,805               14,420,806       18,065,611
---------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' withdrawals                                   (87,321)            (11,722,192)      (11,809,513)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS'
 CAPITAL DERIVED FROM CAPITAL TRANSACTIONS                         (87,321)            (11,722,192)      (11,809,513)
---------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2011                               $ 3,827,934           $140,155,851      $143,983,785
---------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations               $  18,065,611
Adjustments to reconcile net increase in members'
 capital derived from operations to net cash provided
 by operating activities:
 Purchases of investments                                               (114,416,984)
 Proceeds from disposition of investments                                111,196,025
 Proceeds received from securities sold, not yet purchased
  and written options                                                     57,707,367
 Cost to cover securities sold, not yet purchased and written options    (61,471,878)
Net realized (gain)/loss from investments in securities,
 securities sold, not yet purchased, and written options                  (9,249,130)
Net change in unrealized appreciation/depreciation on
 investments in securities, securities sold, not yet purchased
, swaps and written options                                              (13,283,955)
Changes in assets and liabilities:
 (Increase) decrease in assets:
   Collateral deposited with broker on swaps                               1,450,000
   Dividends receivable                                                      (70,828)
   Due from broker                                                         6,422,989
   Interest receivable                                                       (69,978)
   Investments sold, not settled                                          (7,430,424)
   Other assets                                                              (33,773)
 Increase (decrease) in liabilities:
   Administration fee payable                                                (11,837)
   Custody fee payable                                                         2,789
   Directors' fees payable                                                    (1,530)
   Dividends payable                                                         (12,742)
   Due to broker                                                          11,971,666
   Interest payable                                                           76,427
   Investments purchased, not settled                                        291,486
   Management Fee payable                                                       (224)
   Professional fees payable                                                 (25,175)
   Other liabilities                                                          24,914
-------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                  1,130,816

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Adviser withdrawals, including change in
 withdrawals payable                                                      (2,769,321)
Payments on Members' withdrawals, including change in
 withdrawals payable                                                     (11,953,665)
-------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                    (14,722,986)

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

Net decrease in cash, cash equivalents and foreign cash          (13,592,170)
Cash, cash equivalents and foreign cash - beginning of period     15,643,397
-----------------------------------------------------------------------------
CASH, CASH EQUIVALENTS AND FOREIGN CASH - END OF PERIOD         $  2,051,227
-----------------------------------------------------------------------------
SUPPLEMENTAL CASH FLOWS DISCLOSURE:
 Interest paid                                                  $    442,666
-----------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2011

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

                                 PERIOD FROM
                                  JANUARY 1,
                                 2011 TO JUNE                                 YEARS ENDED DECEMBER 31,
                                   30, 2011      -----------------------------------------------------------------------------------
                                 (UNAUDITED)          2010             2009               2008            2007           2006
                                ------------     ------------       ------------      ------------     ------------    -------------
Ratio of net investment
loss to average members'
capital (b)                            (1.33%)(a)       (1.67%)           (1.44%)           (0.23%)          (1.67%)         (1.23%)

Ratio of total expenses to
average members' capital before
Incentive Allocation (b)                3.71%(a)         3.20%              2.80%             2.98%            3.44%           2.81%
Ratio of total expenses to
average members' capital after
Incentive Allocation (b)                8.92%(a)         5.38%              3.59%             2.98%            5.11%           5.37%
Portfolio turnover rate                61.77%           88.25%            111.39%           116.78%          179.85%          65.08%
Total return before Incentive
Allocation (c)                         13.95%           10.44%             28.37%          (19.04%)            8.85%          13.48%
Total return after Incentive
Allocation (d)                         11.05%            8.47%             27.40%          (19.04%)            7.08%          10.78%
Average debt ratio (b)                 34.82%           31.06%             32.58%            28.51%           25.11%          16.16%
Members' capital at end of
period (including the Adviser)  $143,983,785     $137,727,687       $144,365,710      $146,518,047     $236,425,074    $281,362,869

----------
a    Annualized.

b The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

c Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

d Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

1.   ORGANIZATION

     UBS Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Adviser") a Delaware limited liability company, to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Alternative and Quantitative Investments LLC ("UBS A&Q") and OrbiMed Advisors, L.L.C. ("OrbiMed"). UBS A&Q is the managing member of the Adviser, is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

     Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBS A&Q's personnel. OrbiMed is also registered as an investment adviser under the Advisers Act.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests.

     The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offers to repurchase interests from Members twice each year in March and September. A Member's interest, or portion thereof, in the

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

1.   ORGANIZATION  (CONTINUED)

     Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A. PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1 - quoted prices in active markets for identical securities.

     LEVEL 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

     LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

     A. PORTFOLIO VALUATION (CONTINUED)

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     A breakdown of the Fund's portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, using the average of the final bid and ask prices as of the measurement date, as reported by such exchange.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

     Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at the average of the final bid and ask prices as of the measurement date. Other marketable securities for

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

     A. PORTFOLIO VALUATION (CONTINUED)

     which market quotations are readily available are valued at the average of the final bid and ask prices as of the measurement date, as obtained from one or more dealers making markets for such securities.

     Open total return swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models and related unrealized gains and losses on the swap agreements are recorded in the Statement of Assets, Liabilities and Members' Capital.

     When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. PIPEs in the amount of $700,199, or 0.49% of members' capital, were fair valued by the Adviser at June 30, 2011.

     Consistent with its strategy, a portion of the Fund's long portfolio ($7,180,911 at June 30, 2011) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All such securities held by the Fund at June 30, 2011 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund's strategy, multiple pricing sources on individual securities may not be available. Values assigned at June 30, 2011 may differ significantly from values that would have been used had a broader market for the investments existed. Due to these factors, the Fund classifies these securities as Level 3 positions.

     Warrants are valued pursuant to the Fund's valuation procedures in a manner that best reflects their fair value. At each reporting date, the warrants are valued based on an analysis of various factors including, but not limited to, the portfolio company's operating performance and financial condition and general market conditions that could impact the valuation. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale, the pricing indicated by that external event is utilized to corroborate the Fund's valuation of the warrants. The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, industry valuation methods such as price to enterprise value or price to equity ratios, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment. Due to these factors, the Fund classifies warrants as Level 2 positions. The Fund held $267,593 in warrants at June 30, 2011.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

     A. PORTFOLIO VALUATION (CONTINUED)

     If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Adviser.

     The valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities which utilize valuation techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the fair value of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its other assets and liabilities, such securities and other assets and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund had no such foreign securities valued by the Directors at June 30, 2011.

     The Fund holds purchased and written call and put options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets, Liabilities and Members' Capital as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written)

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

     A. PORTFOLIO VALUATION (CONTINUED)

     without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

     In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current fair value.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments in securities and securities sold, not yet purchased. Net realized gain or loss from foreign currency transactions represents net foreign exchange gain or loss from disposition of foreign currencies and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gain or loss from foreign currency translations arise from changes in the value of assets and liabilities, other than investments in securities and securities sold, not yet purchased, as a result of changes in exchange rates.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

     C. FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D. INCOME TAXES

     The Fund has reclassified $923,253 and $5,719,265 from accumulated net investment loss and accumulated net realized gain from investments in securities, securities sold, not yet purchased, swaps, written options and foreign currency transactions, respectively, to net capital contributions during the six month period ended June 30, 2011. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2011 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2011, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies held in custodial accounts. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED  PARTY  TRANSACTIONS

     UBS A&Q provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBS A&Q a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's members' capital, excluding the capital account attributable to the Adviser. The Management Fee is paid to UBS A&Q out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's capital account. A portion of the Management Fee is paid by UBS A&Q to OrbiMed.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the six month period ended June 30, 2011, UBS FSI and its affiliates earned brokerage commissions of $7,042 from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee, which is similarly allocated to all Members other than the Adviser as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in members' capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   RELATED  PARTY  TRANSACTIONS  (CONTINUED)

     The Incentive Allocation for the six month period ended June 30, 2011 and the year ended December 31, 2010 was $3,605,201 and $3,103,087, respectively, and was recorded as an increase to the Adviser's capital account. Such amounts are not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Each Director of the Fund receives a retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

     As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by OrbiMed for research and related services that would then be paid for, or provided by, the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

5.   ADMINISTRATION  AND  CUSTODY  FEES

     PFPC Trust Company (the "Custodian"), which was renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, provides custodial services for the Fund. The Custodian entered into a service agreement whereby The Bank of New York Mellon provides securities clearance functions.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon
     (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

6.   SECURITIES  TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the six month period ended June 30, 2011 amounted to $175,888,862 and $168,903,392, respectively. Included in these amounts were purchases and proceeds from securities sold, not yet purchased and written options which amounted to $61,471,878 and $57,707,367, respectively. Purchases and sales of purchased options and warrants amounted to $3,531,635 and $2,326,968, respectively.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

6.   SECURITIES TRANSACTIONS (CONTINUED)

     At December 31, 2010, the net tax basis of investments was $91,033,284 resulting in accumulated net unrealized appreciation on investments of $5,382,103 which consists of $25,904,759 gross unrealized appreciation and $20,522,656 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales. The tax basis of investments for 2011 will not be finalized by the Fund until after the fiscal year end.

7.   DUE TO BROKER

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which is maintained in a segregated account held by the Custodian. For the six month period ended June 30, 2011, the Fund's average interest rate paid on borrowings was 1.07% per annum and the average borrowings outstanding were $48,585,197. The Fund pledges cash in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker.

8.   DUE FROM BROKER

     The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the fair value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members' Capital. Due to the nature of the Fund's strategy, the Fund's portfolio consists of a number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Fair value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund may hold include forward foreign currency exchange contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the fair value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Swap contracts represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap contract is valued at the swap contract's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     A. TOTAL RETURN SWAPS

     The Fund has entered into total return swaps to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an underlying asset. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund's maximum risk of loss due to counterparty default is the discounted net value of the cash flows paid to/received from the counterparty over the total return swap's remaining life. The Fund may mitigate this risk by offsetting any payables and/or receivables with collateral held or pledged. The Fund has posted $4,387,199 as collateral at June 30, 2011 in relation to its total return swaps, which is recorded as collateral deposited with broker on swaps on the Statement of Assets, Liabilities and Members' Capital.

     B. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward foreign currency exchange contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward foreign currency exchange contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. During the six month period ended June 30, 2011, the Fund did not trade any forward foreign currency exchange contracts.

     C. OPTIONS

     The Fund has purchased and written call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

     When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current fair value of the option written.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     C. OPTIONS (CONTINUED)

     When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is "covered," meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Fund in a securities lending transaction. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Fund purchasing a security at a price different from the current fair value. The Fund may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

     Written option activity for the six month period ended June 30, 2011 for the Fund is as follows:


                                                                                     Amount of
                                                          Number of contracts    premiums received
                                                          -------------------    -----------------
Options outstanding at December 31, 2010                                2,520    $         468,828
Options written                                                        18,407            2,351,594
Options terminated in closing purchase transactions                    (4,968)            (637,051)
Options expired prior to exercise                                      (9,375)          (1,167,302)
Options outstanding at June 30, 2011                                    6,584    $       1,016,069

     The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, results of operations and its cash flows. In order to

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

provide such information to financial statement users, the Fund provides qualitative disclosures about an entity's associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments.

                      FAIR VALUE OF DERIVATIVE INSTRUMENTS
                              AS OF JUNE 30, 2011

DERIVATIVES NOT
ACCOUNTED FOR
AS HEDGING
INSTRUMENTS                    ASSET DERIVATIVES                                    LIABILITIES DERIVATIVES
-----------------------------------------------------------------------------------------------------------------------
In thousands of dollars    Balance Sheet Location       Fair Value           Balance Sheet Location          Fair Value
-----------------------------------------------------------------------------------------------------------------------
Equity contracts /         Investments in               $     1,413          Options written,                $     672
options and warrants       securities, at fair value                         at fair value
-----------------------------------------------------------------------------------------------------------------------
Equity contracts /         Unrealized appreciation              125          Unrealized depreciation on            126
swaps                      on swaps                                          swaps
-----------------------------------------------------------------------------------------------------------------------
TOTAL                                                   $     1,538                                           $     798
-----------------------------------------------------------------------------------------------------------------------

      THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                      SIX MONTH PERIOD ENDED JUNE 30, 2011

                                                                                                 AMOUNT OF
                                                                   AMOUNT OF REALIZED        UNREALIZED GAIN OR
DERIVATIVES NOT                        LOCATION OF                   GAIN OR (LOSS)          (LOSS) RECOGNIZED
ACCOUNTED FOR                           GAIN OR (LOSS)               RECOGNIZED IN              IN INCOME OF
AS HEDGING                             RECOGNIZED IN                   INCOME ON                 DERIVATIVES
INSTRUMENTS                         INCOME ON DERIVATIVES             DERIVATIVES
-----------------------------------------------------------------------------------------------------------------------
In thousands of dollars
-----------------------------------------------------------------------------------------------------------------------
Equity contracts /         Net realized gain/(loss) from
options                    investments in securities and
and warrants               written options / net change in
                           unrealized appreciation/
                           depreciation on
                           investments in securities
                           and written options                      $      (715)             $        213
-----------------------------------------------------------------------------------------------------------------------
Equity contracts /         Net realized gain/(loss) from swaps /
swaps                      net change in unrealized
                           appreciation/depreciation on
                           swaps                                         (3,361)                     1,225
-----------------------------------------------------------------------------------------------------------------------
TOTAL                                                                 $  (4,076)                    $1,438
-----------------------------------------------------------------------------------------------------------------------

The average quarterly net notional amount for equity swaps and average quarterly number of contracts for written options and purchased options were $(12,691,938), (4,781) and 5,763, respectively, during the six month period ended June 30, 2011. The average quarterly fair value of warrants was $294,357 during the six month period ended June 30, 2011.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

10.  INDEMNIFICATION AND FINANCIAL GUARANTEES

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

     In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund would be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. At June 30, 2011, the Fund had maximum payout amounts of approximately $14,225,250 relating to written put option contracts, which expire between one and seven months. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

     The fair value of written put option contracts as of June 30, 2011 is $437,660 and is included as a liability in written options, at fair value on the Statement of Assets, Liabilities and Members' Capital.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

     INVESTMENTS IN SECURITIES (128.25%)

PAR ($)                                                                                     FAIR VALUE
------------------------------------------------------------------------------------------------------
               CORPORATE BONDS (4.99%)
               MEDICAL - BIOMEDICAL/GENETICS (1.95%)
1,071,263      Cinacalcet Royalty Sub LLC, 15.50%, 03/30/17 (a), (b)                        $ 1,071,263
  596,700      Incyte Corp., 4.75%, 10/01/15 (a), (c)                                         1,375,394
  349,527      Qhp Royalty Sub LLC, 10.25%, 03/15/15 (a)                                        356,517
                                                                                            -----------
                                                                                              2,803,174
                                                                                            -----------
               MEDICAL - DRUGS (3.04%)
1,225,000      KV Pharmaceutical Co., 12.00%, 03/15/15 (a), (c)                               1,114,750
1,500,301      Rotavax Royalty Sub LLC, 5.50%, 10/15/14 *,(a)                                 1,350,271
1,903,200      RS Royalty Sub Lyrica LLC, 11.00%, 05/01/19 (a)                                1,912,716
                                                                                            -----------
                                                                                              4,377,737
                                                                                            -----------
               TOTAL CORPORATE BONDS (Cost $6,540,676)                                        7,180,911
                                                                                            -----------

  SHARES
---------
               COMMON STOCK (122.27%)
               DIAGNOSTIC EQUIPMENT (2.48%)
  450,200      Affymetrix, Inc. *,(c)                                                         3,570,087
                                                                                            -----------
               DIAGNOSTIC KITS (1.43%)
  240,600      OraSure Technologies, Inc. *,(c)                                               2,052,318
                                                                                            -----------
               DISPOSABLE MEDICAL EQUIPMENT (1.40%)
1,400,000      Shandong Weigao Group Medical Polymer Co., Ltd. - (China) (d)                  2,018,698
                                                                                            -----------
               DRUG DELIVERY SYSTEMS (1.71%)
1,112,900      Antares Pharma, Inc. *                                                         2,459,509
                                                                                            -----------
               INSTRUMENTS - SCIENTIFIC (2.36%)
   52,800      Thermo Fisher Scientific, Inc. *,(c)                                           3,399,792
                                                                                            -----------
               MEDICAL - BIOMEDICAL/GENETICS (28.97%)
  206,800      3sbio Inc - Adr *,(c), (e)                                                     3,604,524
  252,900      Affymax, Inc. (c)                                                              1,737,423
  728,400      Anadys Pharmaceuticals, Inc. *                                                   735,684
  186,900      Arqule, Inc. (c)                                                               1,168,125
  147,200      Bavarian Nordic A/S - (Denmark) *,(c), (d)                                     1,888,431
  181,800      Exact Sciences Corp. *,(c)                                                     1,563,480
  176,200      Gilead Sciences, Inc. *,(c)                                                    7,296,442
  112,000      Human Genome Sciences, Inc. *,(c)                                              2,748,480
   32,400      Illumina, Inc. *,(c)                                                           2,434,860
  201,800      Incyte Corp., Ltd. *,(c)                                                       3,822,092
   39,200      Insmed, Inc. (c)                                                                 470,008
   30,100      Intermune, Inc.                                                                1,079,085
   73,700      Life Technologies Corp. *,(c)                                                  3,837,559
  207,800      Map Pharmaceuticals, Inc. *,(c)                                                3,318,566
   64,100      Medivation, Inc. *,(c)                                                         1,373,663
   70,000      Newron Pharmaceuticals SpA - (Italy) *,(c), (d)                                  482,185
   46,178      Novelos Therapeutics, Inc.                                                        60,032
  191,300      Oncothyreon, Inc. (c)                                                          1,758,047
  310,000      Sequenom, Inc. *,(c)                                                           2,340,500
                                                                                            -----------
                                                                                             41,719,186
                                                                                            -----------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

  SHARES                                                                           FAIR VALUE
---------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             MEDICAL - DRUGS (40.35%)
 63,000      Allergan, Inc. (c)                                                    $ 5,244,750
110,100      Almirall SA - (Spain) (c), (d)                                          1,181,245
224,800      Bristol-Myers Squibb Co. (c)                                            6,510,208
172,800      Dainippon Sumitomo Pharma Co., Ltd. - (Japan) (c), (d)                  1,632,522
246,000      Elan Corp. PLC *,(c), (e)                                               2,797,020
 17,500      Hikma Pharmaceuticals PLC - (United Kingdom) (c), (d)                     213,524
364,500      Idenix Pharmaceuticals Inc. *,(c)                                       1,822,500
270,000      KV Pharmaceutical Co. *,(a)                                               700,199
475,300      KV Pharmaceutical Co. *                                                 1,292,816
 42,000      Medivir AB - (Sweden) *,(c), (d)                                          876,932
             Merck & Co., Inc.                                                               4
413,400      Mitsubishi Tanabe Pharma Corp. - (Japan) (c), (d)                       6,884,677
106,000      Nichi-iko Pharmaceutical Co., Ltd. - (Japan) (c), (d)                   2,806,108
 96,000      Novartis AG - (Switzerland) (c), (d)                                    5,871,732
 11,000      Orexigen Therapeutics, Inc. *                                              17,490
 39,000      Pharmasset, Inc. *,(c)                                                  4,375,800
 34,800      Roche Holding AG - (Switzerland) (c), (d)                               5,815,152
 58,087      Sanofi-Aventis SA - (France) (c), (d)                                   4,668,992
246,200      Sanofi-Aventis SA-CVR - (France) (c), (d)                                 593,342
 46,000      Shire PLC (c), (e)                                                      4,333,660
605,775      Skyepharma PLC - (United Kingdom) *,(d)                                   459,525
                                                                                   -----------
                                                                                    58,098,198
                                                                                   -----------
             MEDICAL - GENERIC DRUGS (9.05%)
 93,000      Mylan Laboratories, Inc. *                                              2,294,310
 38,000      Sawai Pharmaceutical Co., Ltd. - (Japan) (c), (d)                       3,985,271
 50,900      Towa Pharmaceutical Co., Ltd. - (Japan) (c), (d)                        3,056,682
 53,800      Watson Pharmaceuticals, Inc. *,(c)                                      3,697,674
                                                                                   -----------
                                                                                    13,033,937
                                                                                   -----------
             MEDICAL - HMO (12.76%)
106,900      CIGNA Corp. (c)                                                         5,497,867
 43,500      Humana, Inc. *,(c)                                                      3,503,490
118,900      Wellpoint, Inc. *,(c)                                                   9,365,753
                                                                                   -----------
                                                                                    18,367,110
                                                                                   -----------
             MEDICAL - WHOLESALE DRUG DISTRIBUTION (1.58%)
677,200      Sinopharm Group Co. - (China) (d)                                       2,275,826
                                                                                   -----------
             MEDICAL INSTRUMENTS (3.06%)
 93,200      Medtronic, Inc. (c)                                                     3,590,996
931,000      MicroPort Scientific Corp. - (Cayman Islands) (d)                         599,429
 76,800      Solta Medical, Inc. *                                                     211,968
                                                                                   -----------
                                                                                     4,402,393
                                                                                   -----------
             MEDICAL LASER SYSTEMS (0.29%)
 35,100      Cynosure, Inc. *,(c)                                                      424,710
                                                                                   -----------
             MEDICAL PRODUCTS (1.77%)
 12,700      CareFusion Corp.                                                          345,059
 55,100      Syneron Medical, Ltd. - (Israel) *,(c), (d)                               668,363

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

SHARES                                                                                  FAIR VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             MEDICAL PRODUCTS (CONTINUED)
145,000      Uroplasty Inc. *,(c)                                                       $  1,087,500
  7,000      Zimmer Holdings, Inc. *                                                         442,400
                                                                                        ------------
                                                                                           2,543,322
                                                                                        ------------
             PHARMACY SERVICES (2.81%)
 75,000      Express Scripts, Inc. (c)                                                     4,048,500
                                                                                        ------------
             THERAPEUTICS (12.25%)
527,800      Allos Therapeutics, Inc. *,(c)                                                1,129,492
141,600      Biomarin Pharmaceutical, Inc. *,(c)                                           3,852,936
120,500      NPS Pharmaceuticals, Inc. *,(c)                                               1,138,725
490,000      Pharmacyclics, Inc. *,(c)                                                     5,115,600
275,000      Vivus, Inc. *,(c)                                                             2,238,500
172,400      Warner Chilcott PLC - (Ireland) *,(c), (d)                                    4,160,012
                                                                                        ------------
                                                                                          17,635,265
                                                                                        ------------
             TOTAL COMMON STOCK (Cost $153,310,456)                                      176,048,851
                                                                                        ------------
             WARRANTS (0.19%)
             MEDICAL - BIOMEDICAL/GENETICS (0.12%)
 91,000      Anadys Pharmaceuticals, Inc., $2.75, 06/09/14 *                                     910
  2,181      Novelos Therapeutics, Inc., $0.11, 07/27/15 *                                     1,788
150,000      Talon Therapeutics, Inc., $0.01, 10/07/16 *                                     132,000
 62,500      Talon Therapeutics, Inc., $0.60, 10/07/16 *                                      38,125
330,000      Targeted Genetics Corp., $3.25, 06/22/12 *                                            -
                                                                                        ------------
                                                                                             172,823
                                                                                        ------------
             MEDICAL LABS & TESTING SERVICES (0.00%)
     45      Orchid Biosciences, Inc., $21.70, 07/24/11 *                                          -
     45      Orchid Biosciences, Inc., $23.50, 09/20/11 *                                          -
    120      Orchid Biosciences, Inc., $8.05, 12/12/11 *                                           -
                                                                                        ------------
                                                                                                   -
                                                                                        ------------
             THERAPEUTICS (0.07%)
243,000      Alexza Pharmaceuticals, Inc., $2.77, 10/05/16 *                                  94,770
                                                                                        ------------
             TOTAL WARRANTS (Cost $215,750)                                                  267,593
                                                                                        ------------

NUMBER OF
CONTRACTS
-----------
             PURCHASED OPTIONS (0.80%)
             HEALTH & BIOTECHNOLOGY (0.06%)
    350      iShares Nasdaq Biotechnology Index Fund, 08/20/11 $105 Put                       85,750
                                                                                        ------------
             MEDICAL - BIOMEDICAL/GENETICS (0.12%)
    250      Ariad Pharmaceuticals, Inc 08/20/11 $8 Call                                       1,250
    110      Cubist Pharmaceuticals, Inc., 01/21/12 $30 Call                                  81,400
    560      Sequenom, Inc., 01/21/12 $7.50 Call                                              85,120
                                                                                        ------------
                                                                                             167,770
                                                                                        ------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

NUMBER OF
CONTRACTS                                                                                         FAIR VALUE
-------------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (CONTINUED)
               MEDICAL - DRUGS (0.51%)
  275          Forest Laboratories, Inc., 01/21/12 $40 Call                                      $     82,500
  110          Medivation Inc., 01/21/12 $20 Call                                                      63,250
  110          Orexigen Therapeutics Inc., 07/16/11 $10 Call                                              550
  110          Orexigen Therapeutics Inc., 07/16/11 $8 Put                                             68,200
  100          Pharmasset, Inc., 11/19/11 $120 Call                                                   197,000
  100          Pharmasset, Inc., 11/19/11 $65 Put                                                      42,000
1,675          Sanofi-Aventis SA, 07/16/11 $75 Call - (France) (d)                                    234,500
  200          Valeant Pharmaceuticals International, Inc., 10/22/11 $57.50 Call                       44,000
                                                                                                 ------------
                                                                                                      732,000
                                                                                                 ------------
               MEDICAL PRODUCTS (0.00%)
  115          Hospira, Inc., 08/20/11 $60 Call                                                         5,175
                                                                                                 ------------
               THERAPEUTICS (0.11%)
  200          Onyx Pharmaceuticals, Inc., 07/16/11 $35 Call                                           29,000
  280          Pharmacyclics, Inc., 08/20/11 $6 Call                                                  120,400
  100          Questcor Pharmaceuticals, Inc., 07/16/11 $25 Call                                        5,200
                                                                                                 ------------
                                                                                                      154,600
                                                                                                 ------------
               TOTAL PURCHASED OPTIONS (Cost $1,074,850)                                            1,145,295
                                                                                                 ------------
               TOTAL INVESTMENTS IN SECURITIES (Cost $161,141,732)                                184,642,650
                                                                                                 ------------

  SHARES
---------
               SECURITIES SOLD, NOT YET PURCHASED ((40.31)%)
               COMMON STOCK SOLD, NOT YET PURCHASED ((37.53)%)
               DIAGNOSTIC KITS ((3.17)%)
 (37,000)      DiaSorin SpA - (Italy) (d)                                                          (1,775,623)
 (67,700)      Qiagen NV - (Netherlands) *,(d)                                                     (1,287,654)
 (99,200)      Quidel Corp. *                                                                      (1,502,880)
                                                                                                 ------------
                                                                                                   (4,566,157)
                                                                                                 ------------
               DRUG DELIVERY SYSTEMS ((1.35)%)
 (88,000)      DepoMed, Inc. *                                                                       (719,840)
(169,100)      Nektar Therapeutics *                                                               (1,229,357)
                                                                                                 ------------
                                                                                                   (1,949,197)
                                                                                                 ------------
               MEDICAL - BIOMEDICAL/GENETICS ((6.46)%)
 (48,300)      Alnylam Pharmaceuticals, Inc. *                                                       (452,571)
 (53,400)      Amgen, Inc. *,(c)                                                                   (3,115,890)
 (93,000)      Amylin Pharmaceuticals, Inc.                                                        (1,242,480)
(220,200)      Mesoblast, Ltd. - (Australia) *,(d)                                                 (2,039,194)
 (53,000)      Myriad Genetics, Inc. *                                                             (1,203,630)
 (52,800)      NuPathe, Inc.                                                                         (387,024)
(102,300)      Nymox Pharmaceutical Corp. - (Canada) *,(d)                                           (854,205)
                                                                                                 ------------
                                                                                                   (9,294,994)
                                                                                                 ------------
               MEDICAL - DRUGS ((18.40)%)
 (35,700)      Amicus Therapeutics, Inc.                                                             (212,058)
 (96,200)      AstraZeneca PLC - (United Kingdom) (d)                                              (4,800,117)

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

SHARES                                                                                                        FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               MEDICAL - DRUGS (CONTINUED)
(153,900)      Cadence Pharmaceuticals, Inc. *                                                              $ (1,415,880)
 (35,000)      Daiichi Sankyo Co., Ltd. - (Japan) (d)                                                           (679,958)
(145,000)      Eli Lilly and Company                                                                          (5,441,850)
(115,200)      H. Lundbeck A/S - (Denmark) (d)                                                                (3,029,700)
 (74,000)      Hi-Tech Pharmacal Co, Inc. *                                                                   (2,140,820)
 (60,000)      Optimer Pharmaceuticals, Inc.                                                                    (713,400)
 (27,000)      Sagent Pharmaceuticals, Inc.                                                                     (728,460)
(125,200)      Shionogi & Co., Ltd. - (Japan) (d)                                                             (2,038,548)
 (61,000)      Takeda Pharmaceutical Co., Ltd. - (Japan) (d)                                                  (2,805,947)
(216,400)      Theratechnologies, Inc. - (Canada) *,(d)                                                         (979,865)
 (16,000)      UCB SA - (Belgium) - (Belgium) (d)                                                               (718,774)
 (26,500)      Xenoport, Inc. *                                                                                 (188,680)
 (43,100)      Zealand Pharma A/S - (Denmark) (d)                                                               (603,197)
                                                                                                            -------------
                                                                                                             (26,497,254)
                                                                                                            -------------
               MEDICAL - GENERIC DRUGS ((1.51)%)
 (45,000)      Teva Pharmaceutical Industries, Ltd. (e)                                                       (2,169,900)
                                                                                                            -------------
               MEDICAL INSTRUMENTS ((0.36)%)
(100,000)      Delcath Systems, Inc. *                                                                          (516,000)
                                                                                                            -------------
               MEDICAL PRODUCTS ((2.75)%)
 (17,500)      Becton, Dickinson and Company                                                                  (1,507,975)
 (35,100)      Varian Medical Systems, Inc. *                                                                 (2,457,702)
                                                                                                            -------------
                                                                                                              (3,965,677)
                                                                                                            -------------
               OPTICAL SUPPLIES ((1.17)%)
 (20,700)      Essilor International SA - (France) (d)                                                        (1,678,557)
                                                                                                            -------------
               THERAPEUTICS ((2.36)%)
 (85,000)      Theravance, Inc. *                                                                             (1,887,850)
 (56,300)      Thrombogenics NV - (Belgium) *,(d)                                                             (1,510,900)
                                                                                                            -------------
                                                                                                              (3,398,750)
                                                                                                            -------------
               TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of Sales $(50,460,534))                  (54,036,486)
                                                                                                            -------------
               EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((2.78)%)
               STOCK INDEX ((2.78)%)
 (30,300)      SPDR S&P 500 ETF Trust                                                                         (3,998,691)
                                                                                                            -------------
               TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds of Sales $(4,050,106))           (3,998,691)
                                                                                                            -------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(54,510,640))                    (58,035,177)
                                                                                                            -------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

NUMBER OF
CONTRACTS                                                                               FAIR VALUE
--------------------------------------------------------------------------------------------------
           DERIVATIVE CONTRACTS ((0.48)%)
           WRITTEN OPTIONS ((0.47)%)
           MEDICAL - BIOMEDICAL/GENETICS ((0.10)%)
(110)      Cubist Pharmaceuticals, Inc., 01/21/12 $35 Call                              $  (50,600)
(301)      InterMune, Inc., 07/16/11 $37 Call                                              (30,702)
(560)      Sequenom, Inc., 01/21/12 $12.50 Call                                            (21,280)
(560)      Sequenom, Inc., 01/21/12 $5 Put                                                 (32,480)
(250)      Vertex Pharmaceuticals, Inc., 07/16/11 $60 Call                                  (3,250)
                                                                                        ----------
                                                                                          (138,312)
                                                                                        ----------
           MEDICAL - DRUGS ((0.21)%)
(250)      Endo Pharmaceuticals Holdings, Inc., 01/21/12 $35 Put                           (45,000)
(280)      Forest Laboratories, Inc., 01/21/12 $27.50 Put                                  (11,200)
(330)      Merck & Co., Inc., 01/21/12 $40 Call                                            (11,550)
(225)      Pfizer, Inc., 01/21/12 $12.50 Put                                                (3,150)
(225)      Pfizer, Inc., 01/21/12 $22.50 Call                                              (11,025)
(100)      Pharmasset, Inc., 11/19/11 $100 Put                                            (197,000)
(200)      Valeant Pharmaceuticals International, Inc., 10/22/11 $42 Put                   (25,000)
                                                                                        ----------
                                                                                          (303,925)
                                                                                        ----------
           MEDICAL - GENERIC DRUGS ((0.10)%)
(100)      Impax Laboratories, Inc., 07/16/11 $20 Put                                       (1,500)
(350)      iShares Nasdaq Biotechnology Index Fund, 08/20/11 $100 Put                      (43,750)
(350)      iShares Nasdaq Biotechnology Index Fund, 08/20/11 $109 Call                     (64,750)
(198)      Perrigo Company, 08/20/11 $80 Put                                               (21,780)
 (75)      Watson Pharmaceuticals, Inc., 07/16/11 $70 Call                                  (3,375)
(280)      Watson Pharmaceuticals, Inc., 08/20/11 $45 Put                                   (2,800)
(150)      Watson Pharmaceuticals, Inc., 08/20/11 $60 Put                                   (5,250)
                                                                                        ----------
                                                                                          (143,205)
                                                                                        ----------
           MEDICAL - HMO ((0.02)%)
(100)      Aetna, Inc., 07/16/11 $46 Call                                                   (2,600)
(295)      WellPoint, Inc., 07/16/11 $80 Call                                              (22,420)
                                                                                        ----------
                                                                                           (25,020)
                                                                                        ----------
           MEDICAL PRODUCTS ((0.01)%)
(100)      Baxter International, Inc., 07/16/11 $60 Call                                    (5,700)
(165)      Hospira, Inc., 08/20/11 $50 Put                                                  (4,950)
                                                                                        ----------
                                                                                           (10,650)
                                                                                        ----------
           PHARMACY SERVICES (0.00%)
(200)      Express Scripts, Inc., 07/16/11 $52.50 Put                                       (6,200)
                                                                                        ----------
           THERAPEUTICS ((0.03)%)
(150)      Pharmacyclics, Inc., 08/20/11 $11 Call                                           (7,500)
(280)      Pharmacyclics, Inc., 08/20/11 $5 Put                                             (5,600)
(100)      Pharmacyclics, Inc., 08/20/11 $5 Put                                               (500)

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

NUMBER OF
CONTRACTS                                                                           FAIR VALUE
-----------------------------------------------------------------------------------------------
          WRITTEN OPTIONS (CONTINUED)
          THERAPEUTICS (CONTINUED)
(300)     Warner Chilcott PLC, 10/22/11 $22 Put - (Cayman Islands) (d)              $   (31,500)
                                                                                    -----------
                                                                                        (45,100)
                                                                                    -----------
          TOTAL WRITTEN OPTIONS (Premiums $(1,016,069))                                (672,412)
                                                                                    -----------

 NOTIONAL
  AMOUNT ($)
------------
                 SWAPS ((0.01)%)
   3,359,657     Equity Swap, long exposure                                              111,628
 (14,146,492)    Equity Swap, short exposure                                            (112,747)
                                                                                    ------------
                 TOTAL SWAPS                                                              (1,119)
                                                                                    ------------
                 TOTAL DERIVATIVE CONTRACTS
                 (Proceeds of Sales $(1,016,069))                                       (673,531)
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES,
SECURITIES SOLD, NOT YET
PURCHASED AND DERIVATIVE
CONTRACTS - 87.46%                                                                   125,933,942
                                                                                    ------------
OTHER ASSETS IN EXCESS OF OTHER
LIABILITIES - 12.54%                                                                  18,049,843
                                                                                    ------------
TOTAL MEMBERS' CAPITAL - 100.00%                                                    $143,983,785
                                                                                    ============

Percentages shown represent a percentage of members' capital as of June 30, 2011.

----------
*    Non-income producing security.

(a)  Restricted security - private investment valued at fair value.

(b)  Security was reclassed from Medical - Drugs to Medical -
     Biomedical/Genetics to better reflect the security's classification as of measurement date.

(c) Partially or wholly held ($163,213,531 total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(d)  Foreign security.

(e)  American Depository Receipt.

EQUITY SWAPS

UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF JUNE 30, 2011

                                                                                  Unrealized
Notional         Maturity                                                        Appreciation/
 Amount           Date                      Description                         (Depreciation)
---------       ---------    ------------------------------------------         -------------
  Buy             *          Agreement with Goldman Sachs & Co.,
                             to pay the total return of the Orbimed
$ 2,570,418                  Emerging Markets Healthcare Index
                             in an exchange for an amount to be
                             paid monthly, equal to the USD
                             LIBOR-BBA Monthly plus 50 bps.                     $   124,603

  Buy             *          Agreement with Goldman Sachs &
$ 789,239                    Co., to pay the total return of the Jiangsu
                             Hengrui Medicine.                                  $   (12,975)

    Sell          *          Agreement with Goldman Sachs & Co.,
$ (14,146,492)               to sell the total return of the Orbimed
                             Custom Index Modified Short Hedge
                             in an exchange for an amount to be
                             paid monthly, equal to the USD
                             LIBOR-BBA Monthly plus 83 bps.                     $  (112,747)
                                                                                ----------
                                                                                $   (1,119)
                                                                                ==========

----------
*    Perpetual maturity. Resets monthly.

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 at June 30, 2011.

ASSETS TABLE

                                             TOTAL FAIR
                                              VALUE AT
DESCRIPTION                                 JUNE 30, 2011                   LEVEL 1                 LEVEL 2            LEVEL 3
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities
 Corporate Bonds
  Medical - Biomedical/Genetics             $    2,803,174              $           -            $         -        $ 2,803,174
  Medical - Drugs                                4,377,737                          -                      -          4,377,737
                                            -----------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS                           7,180,911                          -                      -          7,180,911
                                            -----------------------------------------------------------------------------------
 Common Stock
  Diagnostic Equipment                           3,570,087                  3,570,087                      -                  -
  Diagnostic Kits                                2,052,318                  2,052,318                      -                  -
  Disposable Medical Equipment                   2,018,698                  2,018,698                      -                  -
  Drug Delivery Systems                          2,459,509                  2,459,509                      -                  -
  Instruments - Scientific                       3,399,792                  3,399,792                      -                  -
  Medical - Biomedical/Genetics                 41,719,186                 41,719,186                      -                  -
  Medical - Drugs                               58,098,198                 57,397,999                700,199                  -
  Medical - Generic Drugs                       13,033,937                 13,033,937                      -                  -
  Medical - HMO                                 18,367,110                 18,367,110                      -                  -
  Medical - Wholesale Drug Distribution          2,275,826                  2,275,826                      -                  -
  Medical Instruments                            4,402,393                  4,402,393                      -                  -
  Medical Laser Systems                            424,710                    424,710                      -                  -
  Medical Products                               2,543,322                  2,543,322                      -                  -
  Pharmacy Services                              4,048,500                  4,048,500                      -                  -
  Therapeutics                                  17,635,265                 17,635,265                      -                  -
                                            -----------------------------------------------------------------------------------
 TOTAL COMMON STOCK                            176,048,851                175,348,652                700,199                  -
                                            -----------------------------------------------------------------------------------
 Warrants
  Medical - Biomedical/Genetics                    172,823                          -                172,823                  -
  Medical Labs & Testing Services                        -                          -                      -                  -
  Therapeutics                                      94,770                          -                 94,770                  -
                                            -----------------------------------------------------------------------------------
 TOTAL WARRANTS                                    267,593                          -                267,593                  -
                                            -----------------------------------------------------------------------------------
 Purchased Options
  Health & Biotechnology                            85,750                      85,750                     -                  -
  Medical - Biomedical/Genetics                    167,770                     167,770                     -                  -
  Medical - Drugs                                  732,000                     732,000                     -                  -
  Medical Products                                   5,175                       5,175                     -                  -
  Therapeutics                                     154,600                     154,600                     -                  -
                                            -----------------------------------------------------------------------------------
 TOTAL PURCHASED OPTIONS                         1,145,295                   1,145,295                     -                  -
                                            -----------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES              $ 184,642,650               $ 176,493,947           $   967,792        $ 7,180,911
                                            -----------------------------------------------------------------------------------
Derivative Contracts
 Swaps                                             124,603                          -                124,603                  -
                                            -----------------------------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                   $     124,603              $           -            $   124,603        $         -
                                            ===================================================================================

TOTAL ASSETS                                 $ 184,767,253              $ 176,493,947            $ 1,092,395        $ 7,180,911
                                            -----------------------------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

LIABILITIES TABLE

                                                    TOTAL FAIR
                                                     VALUE AT
DESCRIPTION                                        JUNE 30, 2011                  LEVEL 1              LEVEL 2        LEVEL 3
-------------------------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
 Common Stock Sold, Not Yet Purchased
  Diagnostic Kits                                   $ (4,566,157)             $  (4,566,157)           $        -        $    -
  Drug Delivery Systems                               (1,949,197)                (1,949,197)                    -             -
  Medical - Biomedical/Genetics                       (9,294,994)                (9,294,994)                    -             -
  Medical - Drugs                                    (26,497,254)               (26,497,254)                    -             -
  Medical - Generic Drugs                             (2,169,900)                (2,169,900)                    -             -
  Medical Instruments                                   (516,000)                  (516,000)                    -             -
  Medical Products                                    (3,965,677)                (3,965,677)                    -             -
  Optical Supplies                                    (1,678,557)                (1,678,557)                    -             -
  Therapeutics                                        (3,398,750)                (3,398,750)                    -             -
                                                    ---------------------------------------------------------------------------
 TOTAL COMMON STOCK SOLD, NOT YET PURCHASED          (54,036,486)               (54,036,486)                    -             -
                                                    ---------------------------------------------------------------------------
 Exchange Traded Funds Sold, Not Yet Purchased
  Stock Index                                         (3,998,691)                (3,998,691)                    -             -
                                                    ---------------------------------------------------------------------------
 TOTAL EXCHANGE TRADED FUNDS SOLD, NOT
   YET PURCHASED                                      (3,998,691)                (3,998,691)                    -             -
                                                    ---------------------------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED            $(58,035,177)             $ (58,035,177)           $        -        $    -
                                                    ---------------------------------------------------------------------------
Derivative Contracts
 Written Options
  Medical - Biomedical/Genetics                         (138,312)                  (138,312)                    -             -
  Medical - Drugs                                       (303,925)                  (303,925)                    -             -
  Medical - Generic Drugs                               (143,205)                  (143,205)                    -             -
  Medical - HMO                                          (25,020)                   (25,020)                    -             -
  Medical Products                                       (10,650)                   (10,650)                    -             -
  Pharmacy Services                                       (6,200)                    (6,200)                    -             -
  Therapeutics                                           (45,100)                   (45,100)                    -             -
                                                    ---------------------------------------------------------------------------
 TOTAL WRITTEN OPTIONS                                  (672,412)                  (672,412)                    -             -
                                                    ---------------------------------------------------------------------------
 Swaps                                                  (125,722)                         -              (125,722)            -
                                                    ---------------------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                          $   (798,134)             $    (672,412)           $ (125,722)       $    -
                                                    ---------------------------------------------------------------------------
TOTAL LIABILITIES                                   $(58,833,311)             $ (58,707,589)           $ (125,722)       $    -
                                                    ---------------------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                   CHANGE IN                              TRANSFERS
                        BALANCE AS     ACCRUED                     UNREALIZED                             IN AND/OR
                        OF DECEMBER   DISCOUNTS     REALIZED      APPRECIATION/                            OUT OF      BALANCE AS OF
DESCRIPTION             31, 2010      /PREMIUMS   GAIN/ (LOSS)    DEPRECIATION  PURCHASES     SALES        LEVEL 3     JUNE 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
Investments in
 Securities
CORPORATE BONDS

Medical -
 Biomedical/Genetics    $ 2,776,296    $ 4,213       $ 16,913     $ 284,117     $        -  $ (278,365)   $         -   $  2,803,174
Medical -
 Drugs                    1,512,031     (2,998)         8,872        25,621      3,274,650    (440,439)             -      4,377,737
                        ------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS     4,288,327      1,215         25,785       309,738      3,274,650    (718,804)             -      7,180,911
                        ============================================================================================================
ENDING BALANCE          $ 4,288,327    $ 1,215       $ 25,785     $ 309,738     $3,274,650  $ (718,804)   $         -   $  7,180,911
                        ------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of June 30, 2011 is $309,738.

                                                                    June 30, 2011
Investments in Securities - By Country             Percentage of Members' Capital (%)
---------------------------------------            ----------------------------------
United States                                                                  70.17%
Japan                                                                           8.92%
Switzerland                                                                     8.12%
China                                                                           2.98%
Ireland                                                                         2.89%
France                                                                          2.65%
Spain                                                                           0.82%
Sweden                                                                          0.61%
Israel                                                                          0.46%
Cayman Islands                                                                  0.42%
Netherlands                                                                   (0.89%)
Italy                                                                         (0.90%)
Denmark                                                                       (1.21%)
Canada                                                                        (1.27%)
Australia                                                                     (1.42%)
Belgium                                                                       (1.55%)
United Kingdom                                                                (2.87%)

                                                                             June 30, 2011
Investments in Derivative Contracts - By Country             Percentage of Members' Capital (%)
------------------------------------------------             ---------------------------------
Cayman Islands                                                                          (0.02%)
United States                                                                           (0.45%)

    The preceding notes are an integral part of these financial statements.

                    UBS EUCALYPTUS FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on May 18, 2011. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by UBS Alternative and Quantitative Investments LLC ("UBS A&Q"), including information regarding its affiliates and its personnel, operations and financial condition, as well as information regarding UBS Eucalyptus Management, L.L.C., the Fund's investment adviser (the "Adviser") of which UBS A&Q is the managing member. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of UBS A&Q the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by UBS A&Q to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in investment management and compliance services would be provided to the Fund. The Directors also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS A&Q which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors noted that there were no funds or accounts managed by the Adviser, UBS A&Q or their affiliates with similar investment objectives, policies and strategies as the Fund. The Directors recognized that certain of the Comparable Funds, as private funds, are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its respective Comparable Funds. The Directors observed that while the Fund's one-year performance for the period ended March 31, 2011 lagged the median performance of the Comparable Funds, it was within the range of the Comparable Funds' returns.

     The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Directors showed that the Fund's management fee was below the median management fee of the

Comparable Funds and that the Fund's incentive fee was equal to the median incentive fee of the Comparable Funds. In light of the foregoing, the Directors felt that the combination of advisory fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

     The Directors also considered the profitability of UBS A&Q both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBS A&Q and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and UBS A&Q were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement do not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Fund's Investment Advisory Agreement was in the best interests of the Fund and its investors.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Eucalyptus Fund, L.L.C.

By (Signature and Title)* /s/ William Ferri
                         -----------------------------------------------
                         William Ferri, Principal Executive Officer

Date August 26, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William Ferri
                         -----------------------------------------------
                         William Ferri, Principal Executive Officer

Date August 26, 2011

By (Signature and Title)* /s/ Robert Aufenanger
                         ----------------------------------------------
                         Robert Aufenanger, Principal Financial Officer

Date August 26, 2011


--------
*   Print the name and title of each signing officer under his or her signature.